Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Entity File Number	001-36898
Entity Registrant Name	Colliers International Group Inc.
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	1140 Bay Street, Suite 4000
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5S 2B4
City Area Code	416
Local Phone Number	960-9500
Title of 12(b) Security	Subordinate Voting Shares
Trading Symbol	CIGI
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0000913353
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	271
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada
Subordinate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	49,778,127
Multiple Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	1,325,694
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	302
Local Phone Number	636-5401
Contact Personnel Name	Corporation Service Company